Revenue and Segment Information (Details) - Schedule of Major Customers - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Revenue and Segment Information (Details) - Schedule of Major Customers [Line Items]
Percentage of Revenue			53.93%
Balance due			$ 76,000
Customer B [Member]
Revenue and Segment Information (Details) - Schedule of Major Customers [Line Items]
Percentage of Revenue			40.45%
Balance due			$ 57,000
Customer C [Member]
Revenue and Segment Information (Details) - Schedule of Major Customers [Line Items]
Percentage of Revenue	12.00%	72.39%
Balance due		$ 234,956
Customer D [Member]
Revenue and Segment Information (Details) - Schedule of Major Customers [Line Items]
Percentage of Revenue	70.00%	16.27%
Balance due	$ 34,887	$ 58,286
Customer E [Member]
Revenue and Segment Information (Details) - Schedule of Major Customers [Line Items]
Percentage of Revenue	18.00%
Balance due